Derivatives (Summary of Notional Amounts of Over the Counter and Exchange Traded Derivatives) (Parenthetical) (Details) - Non trading derivatives [member] - CAD ($)	Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Notional amount	$ 2,157,038,000,000
Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Notional amount	1,762,000,000,000	$ 1,532,000,000,000
Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	395,000,000,000	394,000,000,000
Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 0	$ 0